Related party transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
20.	Related party transactions:

Pursuant to the amended and restated JVA, Westport engages in transactions with CWI.

As at December 31, 2014, net amounts due from CWI total $2,538 (2013 - $3,621). Amounts receivable relate to costs incurred by Westport on behalf of CWI. The amounts are generally reimbursed by CWI to Westport in the month following the month in which the payable is incurred.  Cost reimbursements from CWI consisted of the following:

	Years ended December 31,
	2014	2013	2012
Research and development	$3	$178	$160
General and administrative	1,548	1,351	2,621
Sales and marketing	4,935	4,725	3,683
	$6,486	$6,254	$6,464

During the year ended December 31, 2014, interest of $nil (year ended December 31, 2013 - $nil; year ended December 31, 2012 - $114) was paid to CWI.